CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 14 – CONVERTIBLE NOTES PAYABLE

On November 29, 2021, the Company entered into a securities purchase agreement with certain institutional investors (“Investors”). Pursuant to the securities purchase agreement, the Company sold, and the Investors purchased, approximately $37,714,966, which consisted of approximately $27,585,450 in cash and $4,762,838 of existing debt of the Company which was exchanged for the notes and warrants issued in this offering principal amount of senior secured convertible notes and 2,514,331 warrants valued at $36,516,852. The senior notes were issued with an original issue discount of 6%, bear interest at the rate of 6% per annum, and mature after 6 months, on May 30, 2022. The senior notes are convertible into shares of the Company’s common stock, par value $0.001 per share at a conversion price per share of $15.00, subject to adjustment under certain circumstances described in the senior notes. To secure its obligations thereunder and under the securities purchase agreement, the Company has granted a security interest over substantially all of its assets to the collateral agent for the benefit of the Investors, pursuant to a pledge and security agreement. Upon the listing of the common stock on a national exchange and certain other conditions being met, the senior notes issued in this offering will automatically convert into common stock at the conversion price set forth in the senior notes. The Company paid $2,200,000 and a warrant to purchase 200,000 shares of common stock valued at $2,904,697 as commission for the offering.

The maturity date of the senior notes was extended by the Company on May 27, 2022 from May 30, 2022 to November 30, 2022, which was accounted for as a debt modification. The maturity date of the senior notes may be extended by the holders under other circumstances specified therein. If the Company is unable to extend the senior notes or elects not to do so, the Company will be required to repay the senior notes through equity issuances, additional borrowings, cash flows from operations and/or other sources of liquidity. The warrants are exercisable for five (5) years to purchase an aggregate of 2,514,331 shares of common stock at an exercise price per share of $19.50, subject to adjustment under certain circumstances described in the warrants.

Upon the issuance of certain convertible notes, the Company determined that the features associated with the embedded conversion option embedded in the notes, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions. Upon the consummation of a 1:300 reverse split on February 17, 2022, the Company determined it had a sufficient number of authorized and unissued shares to cover all potential future conversion transactions and the derivative liabilities were eliminated.

On July 22, 2022, simultaneously with the listing of the Company’s common stock on Nasdaq, the Company issued 6,896,903 shares of common stock for the conversion of its senior secured convertible notes in the principal amount of $37,714,966 together with accrued interest in the amount of $1,470,884. The Company realized a gain on conversion of $2,625,378.

On September 12, 2022, in exchange for the waiver of liquidated damages in the amount of $2,726,022 due under the Registration Rights Agreement dated November 29, 2021, by and among the Company and certain of its convertible note and warrant holders party thereto, the Company reduced the exercise price of warrants to purchase 6,512,773 shares of common stock from $7.52 per share to $5.50 per share, in addition to issuing additional warrants to purchase 2,726,022 shares of common stock at $5.50 per share. The Company realized a deemed dividend of $462,556 as result of the repricing of certain warrants. The Company recorded an expense of $7,408,681 for the issuance of new warrants for the waiver of liquidated damages.

The maturity dates of the convertible notes outstanding at December 31, 2022 are:

Maturity Date	Principal Balance Due
November 30, 2022	$-
Total Principal Outstanding	$-

During the year ended December 31, 2022, there was amortization of debt discount of $31,255,497. As of December 31, 2022 and 2021, the remaining carrying value of the convertible notes was $0 and $6,459,469, net of unamortized debt discount of $0 and $31,255,497, respectively. As of December 31, 2022 and 2021, accrued interest payable of $0 and $192,191, respectively, was outstanding on the notes.